Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2018
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC and DILUTED	For the six-month periods ended June 30,
Numerators	2018	2017
Partnership’s net income	$9,287	$22,072
Less:
Preferred unit holders’ interest in Partnership’s net income	5,550	5,550
General Partner’s interest in Partnership’s net income	71	320
Partnership’s net income allocable to unvested units	16	91
Common unit holders’ interest in Partnership’s net income	$3,650	$16,111
Denominators
Weighted average number of common units outstanding, basic and diluted	126,701,690	122,441,607
Net income per common unit:
Basic and diluted	$0.03	$0.13